Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 7,546,870	$ 7,140,539	$ 5,617,025
Trade receivables, net	19,164,901	26,014,249	26,577,290
Inventories	210,850	220,377	125,783
Other receivable			50,795
Deferred tax asset	276,630	718,767	317,850
Other current assets	861,954	817,048	1,230,603
Net assets of discontinued operations		326,425
TOTAL CURRENT ASSETS	28,061,205	35,237,405	33,919,346
NON-CURRENT ASSETS
Intangible assets, net	3,504,142	3,314,413	3,467,872
Deferred tax asset	1,385,439	1,130,454	2,041,089
Property, plant and equipment, net	489,797	569,031	684,786
Other assets		45,973
Goodwill	69,723	69,057
TOTAL NON-CURRENT ASSETS	5,449,101	5,128,928	6,193,747
TOTAL ASSETS	33,510,306	40,366,333	40,113,093
CURRENT LIABILITIES
Trade and other payables	4,169,271	4,252,808	6,597,746
Wholesale loan facility	21,149,497	25,669,388	24,688,865
Cash reserve	820,208	2,731,094	703,003
Net liabilities of discontinued operations		3,000
TOTAL CURRENT LIABILITIES	26,138,976	32,656,290	31,989,614
NON-CURRENT LIABILITIES
Shareholders loans	46,096	45,665	218,574
TOTAL NON-CURRENT LIABILITIES	46,096	45,665	218,574
TOTAL LIABILITIES	26,185,072	32,701,955	32,208,188
STOCKHOLDERS' EQUITY
Common stock, value	7,672	996,163	530,000
Common stock to be issued	509	33,837
Treasury stock	2,290
Additional paid-in capital	15,961,744	14,462,575	14,639,150
Other accumulated comprehensive loss	(1,007,199)	(1,079,762)	(253,058)
Accumulated deficit	(7,639,832)	(6,748,485)	(7,011,237)
TOTAL STOCKHOLERS' EQUITY	7,325,234	7,664,378	7,904,905
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	33,510,306	40,366,333	40,113,093
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value
Series B Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value		$ 50	$ 50